Allowance for Doubtful Accounts - Allowance for Doubtful Accounts, Includes Bad Debts as Well as Returns and Allowances (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Finance Receivable Transferred To Held For Sale [Line Items]
Balance, beginning of year	$ 59,132	$ 48,670	$ 48,670	$ 48,043	$ 47,211
Provision for doubtful accounts	4,511	1,601	4,594	8,732	15,307
Deductions			(8,117)	(8,105)	(14,475)
Balance, end of year	$ 59,593		$ 59,132	$ 48,670	$ 48,043